UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  September 30, 2011

Check here if Amendment [ ]; Amendment Number:  1
     This Amendment (Check only one.):          [ ] is a restatement
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Mariner Wealth Advisors
Address:     4200 W 115th St
	     Suite 100
             Leawood, KS 66211

Form 13F File Number:  28-13550

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Cheryl Vohland
Title:   Chief Compliance Officer
Phone:   913-647-9700

Signature, Place, and Date of Signing:

/s/Cheryl Vohland               Leawood, KS               November 28, 2011


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     125

Form 13F Information Table Value Total:     $151,357

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE



Form 13F Information Table

                                                                                                   Voting Authority
                                                                                                   --------------------------
                                                      Value   Shares/      Sh/     Put/    Invstmt Other
Name of Issuer                  Title of clasCUSIP    (x$1000)Prn Amt      Prn     Call    Dscretn ManagersSole    Shared  None
------------------------------  --------------------------------------     ---     ----    ------- --------------------------------

3M Co                           COM          88579y101     265       3687  SH              Sole                3687
Allergan Inc                    COM          018490102     214       2593  SH              Sole                2593
Altria Group Inc                COM          02209s103     413    15418.6  SH              Sole             15418.6
Apple Inc                       COM          037833100    2418       6342  SH              Sole                6342
Aqua America Inc                COM          03836w103     299      13865  SH              Sole               13865
AT&T Inc                        COM          00206r102    1151   40343.45  SH              Sole            40343.45
AvalonBay Communities Inc       COM          053484101     203       1780  SH              Sole                1780
Bank of America Corporation     COM          060505104     478   78164.83  SH              Sole            78164.83
Bed Bath & Beyond Inc           COM          075896100     258       4495  SH              Sole                4495
Berkshire Hathaway Inc Cl A     COM          084670108     748          7  SH              Sole                   7
Berkshire Hathaway Inc Cl B     COM          084670702     496       6980  SH              Sole                6980
Bristol-Myers Squibb Co         COM          110122108     243       7750  SH              Sole                7750
C H Robinson Worldwide Inc      COM          12541w209     229       3340  SH              Sole                3340
Capitol Federal Financial Inc   COM          14057j101     224      21188  SH              Sole               21188
Caterpillar Inc                 COM          149123101     312       4228  SH              Sole                4228
CBIZ Inc                        COM          124805102     730     110804  SH              Sole              110804
Celgene Corp                    COM          151020104     425       6860  SH              Sole                6860
Cerner Corp                     COM          156782104    1529   22311.45  SH              Sole            22311.45
Chevron Corp                    COM          166764100     480       5186  SH              Sole                5186
Cimarex Energy Co               COM          171798101     523       9398  SH              Sole                9398
Cisco Systems Inc               COM          17275r102     279   17997.26  SH              Sole            17997.26
Citigroup Inc                   COM          172967424     268      10450  SH              Sole               10450
Coca-Cola Co                    COM          191216100     490       7249  SH              Sole                7249
Coca-Cola Femsa SAB de CV Sp A  ADR          191241108     210       2368  SH              Sole                2368
Cognizant Technology Solutions  COM          192446102     319       5083  SH              Sole                5083
Colgate Palmolive Co            COM          194162103     580       6545  SH              Sole                6545
Commerce Bancshares Inc         COM          200525103     647      18625  SH              Sole               18625
ConocoPhillips                  COM          20825c104     223    3523.35  SH              Sole             3523.35
Credo Petroleum Corp            COM          225439207    3637     433968  SH              Sole              433968
DCP Midstream Partners LP       MLP          23311p100     499      12468  SH              Sole               12468
Disney Walt Co Disney           COM          254687106     343   11388.97  SH              Sole            11388.97
Dresser-Rand Group Inc          COM          261608103     287       7080  SH              Sole                7080
Enbridge Energy Partners LP     COM          29250r106     259     9426.7  SH              Sole              9426.7
Energy Transfer Partners LP     MLP          29273r109     481   11735.78  SH              Sole            11735.78
Exxon Mobil Corp                COM          30231g102    3233      44515  SH              Sole               44515
Fidelity Natl Information Serv  COM          31620m106     239       9815  SH              Sole                9815
First Horizon Natl Corp         COM          320517105     174   29144.26  SH              Sole            29144.26
Ford Motor Co                   COM          345370860     235      24290  SH              Sole               24290
Franklin Resources Inc          COM          354613101     211       2205  SH              Sole                2205
General Electric Co             COM          369604103     945    62112.6  SH              Sole             62112.6
General Mills Inc               COM          370334104     309       8017  SH              Sole                8017
Gilead Sciences Inc             COM          375558103     237       6113  SH              Sole                6113
Google Inc Cl A                 COM          38259p508     253        492  SH              Sole                 492
Huntsman Corp                   COM          447011107     180      18637  SH              Sole               18637
Inergy LP                       MLP          456615103   29669 1185821.92  SH              Sole             1185822
Intel Corp                      COM          458140100     253   11854.97  SH              Sole            11854.97
Intl Business Machines          COM          459200101     857     4899.6  SH              Sole              4899.6
iShares Cohen & Steers Realty   ETF          464287564     244       3979  SH              Sole                3979
iShares Inc MSCI Japan          ETF          464286848     164      17315  SH              Sole               17315
iShares Inc MSCI Pacific ex-Ja  ETF          464286665    2103      57189  SH              Sole               57189
iShares Inc MSCI United Kingdo  ETF          464286699     381      25765  SH              Sole               25765
iShares MSCI EAFE Index         ETF          464287465    1407   29438.37  SH              Sole            29438.37
iShares MSCI Emerg Mkt          ETF          464287234    1249   35581.45  SH              Sole            35581.45
iShares Russell 1000            ETF          464287622     366       5857  SH              Sole                5857
iShares Russell 1000 Growth     ETF          464287614    1648    31346.1  SH              Sole             31346.1
iShares Russell 1000 Value      ETF          464287598     633   11186.95  SH              Sole            11186.95
iShares Russell 2000            ETF          464287655    1238      19259  SH              Sole               19259
iShares Russell 2000 Value      ETF          464287630     263       4612  SH              Sole                4612
iShares Russell Mid Cap         ETF          464287499    1770   20054.01  SH              Sole            20054.01
iShares S&P 500 Index           ETF          464287200    4253      37413  SH              Sole               37413
iShares S&P North American Tec  ETF          464287549    1804   32598.25  SH              Sole            32598.25
Johnson & Johnson               COM          478160104     787   12362.09  SH              Sole            12362.09
Jones Lang LaSalle Inc          COM          48020q107     916      17676  SH              Sole               17676
JPMorgan Chase & Co             COM          46625h100     403      13387  SH              Sole               13387
JPMorgan Chase & Co Alerian ML  ETN          46625h365    6856  201360.82  SH              Sole            201360.8
Kansas City Southern            COM          485170302    1629      32607  SH              Sole               32607
KeyCorp                         COM          493267108     166      27973  SH              Sole               27973
Kinder Morgan Energy Partners   MLP          494550106     321    4701.51  SH              Sole             4701.51
Kraft Foods Inc Cl A            COM          50075n104     324    9635.66  SH              Sole             9635.66
Magellan Midstream Partners LP  COM          559080106     417    6896.88  SH              Sole             6896.88
Market Vectors Agri Business    ETF          57060u605    2819      65215  SH              Sole               65215
Market Vectors Brazil Small Ca  ETF          57060u613    1898      48426  SH              Sole               48426
MasterCard Inc Cl A             COM          57636q104     644       2029  SH              Sole                2029
McDonalds Corp                  COM          580135101     402       4582  SH              Sole                4582
McMoran Exploration Co          COM          582411104     121      12178  SH              Sole               12178
Merck & Co Inc                  COM          58933y105     233       7116  SH              Sole                7116
Microchip Technology Inc        COM          595017104     247       7945  SH              Sole                7945
Microsoft Corp                  COM          594918104     696   27970.16  SH              Sole            27970.16
Monsanto Co                     COM          61166w101     267       4449  SH              Sole                4449
Nexxus Lighting Inc             COM          65338e105    1050     771985  SH              Sole              771985
Nike Inc Cl B                   COM          654106103     472       5523  SH              Sole                5523
Norfolk Southern Corp           COM          655844108     207    3396.28  SH              Sole             3396.28
Oneok Inc                       COM          682680103     393       5945  SH              Sole                5945
Oneok Partners LP               MLP          68268n103     278       5966  SH              Sole                5966
Oracle Corp                     COM          68389x105     562      19565  SH              Sole               19565
O'Reilly Automotive Inc         COM          67103h107     246       3695  SH              Sole                3695
Panera Bread Co Cl A            COM          69840w108     228       2197  SH              Sole                2197
Penney J C Inc                  COM          708160106     388      14500  SH              Sole               14500
PepsiCo Inc                     COM          713448108     300       4850  SH              Sole                4850
Pfizer Inc                      COM          717081103     380   21493.47  SH              Sole            21493.47
Philip Morris Intl Inc          COM          718172109     707   11326.83  SH              Sole            11326.83
PowerShares FTSE RAFI 1000      ETF          73935x583     398       8134  SH              Sole                8134
PowerShares Intl Div Achievers  ETF          73935x716     490    35670.3  SH              Sole             35670.3
PowerShares QQQ Ser 1           ETF          73935a104     261       4965  SH              Sole                4965
PowerShares WilderHill Clean E  ETF          73935x500      68      12451  SH              Sole               12451
Procter & Gamble Co             COM          742718109    2660   42102.97  SH              Sole            42102.97
Qualcomm Inc                    COM          747525103     593      12185  SH              Sole               12185
Rydex ETF Trust S&P 500 Eq Wei  ETF          78355w106    2535      61236  SH              Sole               61236
SAIC Inc                        COM          78390x101     413      35000  SH              Sole               35000
Sandisk Corp                    COM          80004c101     246       6090  SH              Sole                6090
Schlumberger Ltd                COM          806857108     292       4885  SH              Sole                4885
Select Sector SPDR Tr SBI Cons  ETF          81369y308    5214  175806.93  SH              Sole            175806.9
Select Sector SPDR Tr SBI Tech  ETF          81369y803    2267   96057.69  SH              Sole            96057.69
Sirius XM Radio Inc             COM          82967n108      88      57950  SH              Sole               57950
SPDR Dow Jones Industrial Avrg  ETF          78467x109    2611      23974  SH              Sole               23974
SPDR S&P 500 ETF Ser 1 S&P      ETF          78462f103     271    2396.58  SH              Sole             2396.58
SPDR S&P Emerg Small Cap ETF    ETF          78463x756     917      23612  SH              Sole               23612
SPDR S&P Mid Cap 400 ETF Tr     ETF          78467y107    2851   20056.48  SH              Sole            20056.48
SPDR Series Trust DJ REIT ETF   ETF          78464a607     236       4182  SH              Sole                4182
SPDR Series Trust S&P Biotech   ETF          78464a870    2132      35825  SH              Sole               35825
Starbucks Corp                  COM          855244109     210    5638.17  SH              Sole             5638.17
Syntroleum Corp                 COM          871630109     693     805970  SH              Sole              805970
TECO Energy Inc                 COM          872375100     179      10470  SH              Sole               10470
Teva Pharmaceutical Industries  ADR          881624209     293       7867  SH              Sole                7867
Thermo Fisher Scientific Inc    COM          883556102     431       8519  SH              Sole                8519
Union Pacific Corp              COM          907818108     355       4351  SH              Sole                4351
Vanguard Emerg Mkt ETF          ETF          922042858     386      10762  SH              Sole               10762
Vanguard Health Care ETF        ETF          92204a504    6464  114031.52  SH              Sole            114031.5
Vanguard REIT ETF               ETF          922908553   11502  226100.58  SH              Sole            226100.6
Vanguard Specialized Portfolio  ETF          921908844    5127  105148.07  SH              Sole            105148.1
Verizon Communications Inc      COM          92343v104     431      11704  SH              Sole               11704
VF Corp                         COM          918204108    1166       9593  SH              Sole                9593
Wal-Mart Stores Inc             COM          931142103     339    6524.37  SH              Sole             6524.37
Willbros Group Inc              COM          969203108      47      11180  SH              Sole               11180
Williams Partners LP            MLP          96950f104     356       6563  SH              Sole                6563